SHARE-BASED COMPENSATION - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SHARE-BASED COMPENSATION
Share-based compensation expense	$ 6,000,000.0	$ 2,700,000	$ 4,200,000
Unrecognized compensation expense	$ 200,700,000
Options granted (in shares)	0		0	0
Options exercised (in shares)	0	0	7,000
2016 Plan
SHARE-BASED COMPENSATION
Number of common stock authorized for issuance (in shares)	40,000,000
Performance-Based Restricted Stock
SHARE-BASED COMPENSATION
Share-based compensation expense	$ 0
Number of awards outstanding (in shares)	30,800,000
Performance-Based Restricted Stock | Director
SHARE-BASED COMPENSATION
Number of awards outstanding (in shares)	19,200,000
Performance-Based Restricted Stock | FID
SHARE-BASED COMPENSATION
Number of awards outstanding (in shares)	10,800,000
Award vesting percentage	33.33%
Performance-Based Restricted Stock | Other Criteria
SHARE-BASED COMPENSATION
Number of awards outstanding (in shares)	800,000
Restricted Stock
SHARE-BASED COMPENSATION
Number of awards outstanding (in shares)	30,804,000	34,961,000
Antidilutive securities excluded from computation of loss per share amount (in shares)	30,800,000
Total grant date fair value of restricted stock vested	$ 7,400,000	$ 11,700,000	$ 1,200,000
Stock Options
SHARE-BASED COMPENSATION
Antidilutive securities excluded from computation of loss per share amount (in shares)	11,100,000